Derivative Instruments - Fair Value of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CCH Interest Rate Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (40)	$ (140)
CCH Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
CCH Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(40)	(140)
CCH Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Liquefaction Supply Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(1,212)	11
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	5	4
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	4	(5)
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (1,221)	$ 12